Accrued liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities	Accrued liabilities

	Note	December 31, 2024	December 31, 2023
Payroll liabilities		$43,355	$28,524
Income and other taxes payable		20,449	26,515
Loans from affiliates and joint ventures		8,299	11,387
Dividends payable	17(d)	3,022	2,674
Other		2,783	3,125
		$77,908	$72,225